Financial instruments and fair value measurement - Narrative (Details) - Level 3 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase (decrease) in the fair value of the asset	$ 75	$ (167)
Gain (loss) recognised due to change in fair value of the asset	$ 216	$ (191)